Consolidated Statements of Financial Position - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Current assets:
Cash and cash equivalents (note 14)	$ 140,166,000	$ 29,727,000
Short-term investments (note 3)	360,000	17,350,000
Trade and other receivables (note 4)	24,113,000	28,990,000
Income tax receivable	628,000	112,000
Prepaid expenses and other (note 5)	5,802,000	2,542,000
Contract acquisition assets – current (note 6)	8,253,000	7,501,000
Total Current asset	179,322,000	86,222,000
Property and equipment (note 7)	4,629,000	5,563,000
Right-of-use assets (note 8)	9,967,000	9,182,000
Deferred income tax assets (note 13)	31,339,000	22,279,000
Contract acquisition assets (note 6)	6,271,000	5,843,000
Goodwill	1,100,000	1,100,000
Total Asset	232,628,000	130,189,000
Current liabilities:
Trade and other payables (note 9)	34,116,000	20,129,000
Income tax payable	20,000	382,000
Lease liabilities – current (note 10)	2,908,000	1,725,000
Deferred revenue – current (note 12(b))	93,303,000	80,844,000
Total Current Liabilities	130,347,000	103,080,000
Lease liabilities (note 10)	8,960,000	8,411,000
Deferred revenue (note 12(b))	66,879,000	61,760,000
Total Liabilities	206,186,000	173,251,000
Shareholders' Deficiency
Share capital (note 11(b))	151,521,000	81,890,000
Equity reserve	46,489,000	38,524,000
Treasury shares	(264,000)	(264,000)
Accumulated other comprehensive income	188,000
Deficit	(171,492,000)	(163,212,000)
Total Shareholders' Deficiency	26,442,000	(43,062,000)
Total Liabilities and Shareholders' Deficiency	$ 232,628,000	$ 130,189,000